Financial risk management - Credit risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial risk management [abstract]
Concentrations of risk description	The Group's most significant customer, which is serviced from multiple locations and under a number of service contracts, accounted for 14% of revenues in 2018, for 14% of revenues in 2017, and for 13% in 2016.
Total revenue share of the Group's most significant customer	14.00%	14.00%	13.00%